UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:         Gryphon International Investment Corp
Address:      20 Bay Street, Suite 1905
              Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing         /s/ Alexander H.M. Becks      Toronto, Ontario, Canada                August 10, 2006
                                            -------------------------      ------------------------                --------------
                                            [Signature]                    [City, State]                           [Date]


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                                                        FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:         0



Form 13F Information Table Entry Total:  53 Data Records



Form 13F Information Table Value Total:   $195,113





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FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY

NAME OF ISSUER               TITLE OF   CUSIP      VALUE     SHARES/   SH/   PUT/    INVSTMT     OTHER   SOLE       SHARED    NONE
                             CLASS                 x($1000)  PRN AMT   PRN   CALL    DISCRETN    MGRS
Aflac Inc                    Common     001055102  8,311     179,300   SH            SOLE        NONE    179,300    0         0

Aflac Inc                    Common     001055102  1,852     39,965    SH            DEFINED             0          39,965    0

Allstate Corp                Common     020002101  213       3,900     SH            SOLE        NONE    3,900      0         0

Allstate Corp                Common     020002101  203       3,700     SH            DEFINED             0          3,700     0

American Express             Common     025816109  8,217     154,395   SH            SOLE        NONE    154,395    0         0

American Express             Common     025816109  1,902     35,735    SH            DEFINED             0          35,735    0

American Standard
 Companies                   Common     029712106  11        252       SH            DEFINED             0          252       0

Ameriprise Financial Inc     Common     03076C106  1         28        SH            DEFINED             0          28        0

Apache Corp Com              Common     037411105  207       3,030     SH            DEFINED             0          3,030     0

Biomet Inc                   Common     090613100  6,084     194,440   SH            SOLE        NONE    194,440    0         0

Biomet Inc                   Common     090613100  1,296     41,410    SH            DEFINED             0          41,410    0

BJ Services                  Common     055482103  7,648     205,250   SH            SOLE        NONE    205,250    0         0

BJ Services                  Common     055482103  2,077     55,745    SH            DEFINED             0          55,745    0

Bunge Limited                Common     G16962105  8,846     176,044   SH            SOLE        NONE    176,044    0         0

Bunge Limited                Common     G16962105  2,170     43,185    SH            DEFINED             0          43,185    0

Clarcor Inc                  Common     179895107  8,365     280,813   SH            SOLE        NONE    280,813    0         0

Clarcor Inc                  Common     179895107  2,049     68,780    SH            DEFINED             0          68,780    0

Danaher Corp                 Common     235851102  9,314     144,810   SH            SOLE        NONE    144,810    0         0


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


Danaher Corp                 Common     235851102  2,028     31,525    SH            DEFINED             0          31,525    0

Dean Foods Co                Common     242370104  8,970     241,199   SH            SOLE        NONE    241,199    0         0

Dean Foods Co                Common     242370104  1,870     50,279    SH            DEFINED             0          50,279    0

Dover Corp                   Common     260003108  8,928     180,620   SH            SOLE        NONE    180,620    0         0

Dover Corp                   Common     260003108  1,945     39,350    SH            DEFINED             0          39,350    0

Ecolab Inc                   Common     278865100  17        420       SH            DEFINED             0          420       0

Fedex Corporation            Common     31428X106  10,622    90,895    SH            SOLE        NONE    90,895     0         0

Fedex Corporation            Common     31428X106  2,481     21,232    SH            DEFINED             0          21,232    0

Fiserv Inc                   Common     337738108  8,054     177,555   SH            SOLE        NONE    177,555    0         0

Fiserv Inc                   Common     337738108  1,682     37,075    SH            DEFINED             0          37,075    0

Fisher Scientific Intl Inc   Common     338032204  9,081     124,315   SH            SOLE        NONE    124,315    0         0

Fisher Scientific Intl Inc   Common     338032204  2,020     27,655    SH            DEFINED             0          27,655    0

General Mills Inc            Common     370334104  7         130       SH            DEFINED             0          130       0

Health Management
 Associates Inc A            Common     421933102  5,490     278,550   SH            SOLE        NONE    278,550    0         0

Health Management
 Associates Inc A            Common     421933102  1,298     65,855    SH            DEFINED             0          65,855    0

Hillenbrand Industries       Common     431573104  12        252       SH            DEFINED             0          252       0

Home Depot                   Common     437076102  5,898     164,807   SH            SOLE        NONE    164,807    0         0

Home Depot                   Common     437076102  1,493     41,721    SH            DEFINED             0          41,721    0

Honeywell Inc.               Common     438516106  8,652     214,695   SH            SOLE        NONE    214,695    0         0

Honeywell Inc.               Common     438516106  1,888     46,860    SH            DEFINED             0          46,860    0

International Business
 Machs                       Common     459200101  6         84        SH            DEFINED             0          84        0

Intel Corp                   Common     458140100  6         319       SH            DEFINED             0          319       0

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

J.M. Smucker Co              Common     832696405  6,882     153,951   SH            SOLE        NONE    153,951    0         0

J.M. Smucker Co              Common     832696405  1,596     35,715    SH            DEFINED             0          35,715    0

Perkinelmer Inc.             Common     714046109  5,563     266,175   SH            SOLE        NONE    266,175    0         0

Perkinelmer Inc.             Common     714046109  1,110     53,120    SH            DEFINED             0          53,120    0

Praxair Inc.                 Common     74005P104  9,360     173,333   SH            SOLE        NONE    173,333    0         0

Praxair Inc.                 Common     74005P104  2,170     40,177    SH            DEFINED             0          40,177    0

Sysco Corp                   Common     871829107  7,546     246,935   SH            SOLE        NONE    246,935    0         0

Sysco Corp                   Common     871829107  1,650     54,000    SH            DEFINED             0          54,000    0

TJX Companies                Common     872540109  6,475     283,260   SH            SOLE        NONE    283,260    0         0

TJX Companies                Common     872540109  1,527     66,810    SH            DEFINED             0          66,810    0

Treehouse Foods Inc          Common     89469A104  2         100       SH            DEFINED             0          100       0

Wal-Mart Stores              Common     931142103  6         126       SH            DEFINED             0          126       0

Yum! Brands Inc.             Common     988498101  8         168       SH            DEFINED             0          168       0

S REPORT SUMMARY             53 DATA                                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                             RECORDS




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